Consolidated Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 114,455	$ 151,649
Accounts receivable	106,209	176,119
Income tax receivable	167	27,770
Derivative financial assets	3,550	10,570
Other current assets	7,137	2,990
Total Current Assets	231,518	369,098
Property, plant and equipment:
Crude oil and natural gas properties (full cost method)	575,559	1,547,362
Other capital assets, net	19,524	20,244
Property, plant and equipment	595,083	1,567,606
Right of use assets	32,853	48,729
Goodwill	0	194,015
Deferred income tax asset	607,001	372,502
Income tax receivable		13,852
Total Assets	1,466,455	2,565,802
Current liabilities
Accounts payable	251,822	291,540
Dividends payable	2,225	2,217
Current portion of long-term debt	103,836	105,998
Derivative financial liabilities	19,261	2,734
Current portion of lease liabilities	13,391	17,541
Total Current Liabilities	390,535	420,030
Long-term debt	386,586	500,635
Asset retirement obligation	130,208	138,049
Lease liabilities	23,446	35,530
Total Non-current Liabilities	540,240	674,214
Total Liabilities	930,775	1,094,244
Shareholders' Equity
Share capital - authorized unlimited common shares, no par value Issued and outstanding: December 31, 2019 - 222 million shares December 31, 2018 - 239 million shares	3,096,969	3,088,094
Paid-in capital	50,604	59,490
Accumulated deficit	(2,932,017)	(1,984,365)
Accumulated other comprehensive income	320,124	308,339
Total Shareholders' Equity	535,680	1,471,558
Total Liabilities & Shareholders' Equity	1,466,455	2,565,802
Commitments and Contingencies